PREPAID EXPENSES ACCOUNTS AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2023
PREPAID EXPENSES ACCOUNTS AND OTHER RECEIVABLES
PREPAID EXPENSES, ACCOUNTS AND OTHER RECEIVABLES	5. PREPAID EXPENSES, ACCOUNTS AND OTHER RECEIVABLES
	December 31, 2023	December 31, 2022
GST and HST receivables	$344	$467
Other receivables	156	32
Prepaid expenses	375	619
	$875	$1,118